Trade and other receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade receivables by maturity date
Total	R$ 148,784	R$ 156,012	[1]
Gross amount
Disclosure of trade receivables by maturity date
Total	206,112	166,439	[1]
Current | Gross amount
Disclosure of trade receivables by maturity date
Total	154,846	138,848
1–30 | Gross amount
Disclosure of trade receivables by maturity date
Total	16,636	6,779
31–60 | Gross amount
Disclosure of trade receivables by maturity date
Total	6,282	3,508
61–90 | Gross amount
Disclosure of trade receivables by maturity date
Total	2,915	3,274
91–120 | Gross amount
Disclosure of trade receivables by maturity date
Total	2,257	1,914
121–150 | Gross amount
Disclosure of trade receivables by maturity date
Total	2,069	1,181
>150 | Gross amount
Disclosure of trade receivables by maturity date
Total	R$ 21,107	R$ 10,935

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.